UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Loomis Sayles Bond Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

    Summary of Investments by Moody’s Rating as of June 28, 2013

Moody’s Rating	Percentage of Fund Investments
A1	0.48%
A2	2.48%
A3	1.12%
Aa2	2.30%
Aaa	23.90%
B1	3.07%
B2	3.18%
B3	4.48%
Ba1	7.10%
Ba2	2.03%
Ba3	4.47%
Baa1	4.85%
Baa2	6.28%
Baa3	11.16%
C	0.24%
Ca	0.47%
Caa1	2.58%
Caa2	0.98%
Caa3	0.20%
Withdrawn Rating	2.18%
Not Rated	6.99%
Common Stock	3.43%
Convertible Preferred Stock	0.76%
Preferred Stock	2.59%
Short Term Investments	2.68%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/13)	Ending Account Value (6/28/13)	Expenses Paid During Period* (1/01/13 – 6/28/13)

Actual	$1,000.00	$1,025.10	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.12	$4.44

*Expenses are equal to the Fund’s annualized expense ratio of 0.90% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
$913,951	Atlas Air 1999-1 Class C Pass Through Trust Pass-Through Series 1999-1, Class C(a) 8.77%, 01/02/2011	$1,279,532
382,352	Community Program Loan Trust Series 1987-A, Class A5 4.50%, 04/01/2029	386,289
TOTAL ASSET-BACKED SECURITIES — 0.32% (Cost $1,293,340)		$1,665,821

BONDS AND NOTES
Basic Materials — 4.04%
	Alcoa Inc
140,000	5.87%, 02/23/2022	136,221
255,000	6.75%, 01/15/2028	253,402
	ArcelorMittal
935,000	6.13%, 06/01/2018	963,050
80,000	6.08%, 03/01/2021(b)	79,600
895,000	7.50%, 10/15/2039(b)	850,250
3,170,000	7.25%, 03/01/2041(b)(c)	2,963,950
3,565,000	Barminco Finance Pty Ltd(d) 9.00%, 06/01/2018	3,137,200
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	140,082
700,000	7.25%, 06/01/2028	874,411
90,000	8.88%, 05/15/2031	125,720
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,401,700
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,950,908
190,000	5.25%, 03/01/2022	199,168
	Momentive Specialty Chemicals Inc(e)
480,000	9.20%, 03/15/2021	393,600
2,220,000	7.88%, 02/15/2023	1,598,400
600,000	Rain CII Carbon LLC / CII Carbon Corp(d) 8.25%, 01/15/2021	600,000
680,000	United States Steel Corp(c) 7.50%, 03/15/2022	666,400
	Westvaco Corp
485,000	8.20%, 01/15/2030	573,964
230,000	7.95%, 02/15/2031	265,529
		21,173,555

Communications — 6.85%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	187,500
7,545,000	6.45%, 03/15/2029	5,715,337
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,816,197
85,000	Axtel SAB de CV(d)(f) 8.00%, 01/31/2014	78,200
425,000	CenturyLink Inc 7.65%, 03/15/2042	403,750
	Clear Channel Communications Inc
1,120,000	5.50%, 09/15/2014	1,089,200

Principal Amount		Value

Communications — (continued)
$1,000,000	4.90%, 05/15/2015	$925,000
950,000	Corning Inc 7.25%, 08/15/2036	1,157,021
1,340,000	Eircom Finance Ltd(d) EUR, 9.25%, 05/15/2020	1,613,386
775,000	Embarq Corp 8.00%, 06/01/2036	817,738
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	118,800
420,000	7.00%, 06/01/2020	418,950
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	65,230
300,000	Portugal Telecom International Finance EUR, 5.63%, 02/08/2016	408,065
	Portugal Telecom International Finance BV
1,350,000	EUR, 5.00%, 11/04/2019	1,735,709
1,300,000	EUR, 4.50%, 06/16/2025	1,509,486
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	276,250
150,000	7.63%, 08/03/2021	165,000
1,960,000	6.88%, 07/15/2028	1,881,600
3,500,000	7.75%, 02/15/2031	3,467,188
	Qwest Corp
500,000	7.25%, 09/15/2025	559,070
2,155,000	6.88%, 09/15/2033	2,084,963
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	790,400
1,649,000	6.88%, 11/15/2028	1,583,040
130,000	8.75%, 03/15/2032	143,000
606,000	Sprint Nextel Corp
	6.00%, 12/01/2016	639,330
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	466,963
540,000	6.00%, 09/30/2034	489,674
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	938,283
225,000	5.13%, 04/27/2020	230,647
525,000	7.05%, 06/20/2036	576,394
1,300,000	UPC Holding BV(d) EUR, 6.38%, 09/15/2022	1,624,450
2,100,000	Videotron Ltd CAD, 5.63%, 06/15/2025	1,906,913
		35,882,734

Consumer, Cyclical — 9.22%
290,000	Air Canada 2013-1 Class B Pass Through Trust(d) 5.38%, 05/15/2021	289,275
400,000	American Airlines 2013-1 Class A Pass Through Trust(d) 4.00%, 07/15/2025	378,000
200,000	American Airlines 2013-1 Class B Pass Through Trust(d) 5.63%, 01/15/2021	207,000
625,000	American Axle & Manufacturing Inc(c) 6.63%, 10/15/2022	634,375

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$566,878	Atlas Air 1998-1 Class B Pass Through Trust 7.68%, 01/02/2014	$572,547
493,046	Atlas Air 1999-1 Class B Pass Through Trust 7.63%, 01/02/2015	497,976
174,018	Atlas Air 2000-1 Class B Pass Through Trust 9.06%, 01/02/2014	186,199
200,000	Beazer Homes USA Inc(d) 9.13%, 06/15/2018	202,000
2,000,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	2,207,500
18,995	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018	20,134
199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015	209,416
105,000	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020	107,887
645,000	Continental Airlines 2012-3 Class C Pass Thru Certificates 6.13%, 04/29/2018	651,450
1,038,989	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022	1,174,577
699,032	Delta Air Lines 2007-1 Class C Pass Through Trust 8.95%, 08/10/2014	706,022
247,313	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016	272,045
	Dillard’s Inc
430,000	6.63%, 01/15/2018	473,000
500,000	7.88%, 01/01/2023	553,750
1,070,000	7.75%, 07/15/2026	1,174,325
850,000	Foot Locker Inc 8.50%, 01/15/2022	953,792
	Ford Motor Co
155,000	6.50%, 08/01/2018	175,588
245,000	7.13%, 11/15/2025(c)	278,508
265,000	7.50%, 08/01/2026	306,456
50,000	6.63%, 02/15/2028	53,118
755,000	6.63%, 10/01/2028	823,141
1,970,000	6.38%, 02/01/2029	2,087,735
2,145,000	7.45%, 07/16/2031	2,568,026
1,440,000	7.40%, 11/01/2046	1,696,638
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017	2,791,630
	JC Penney Corp Inc
228,000	6.38%, 10/15/2036(c)	177,840
25,000	7.40%, 04/01/2037	20,313
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016	81,200
45,000	5.00%, 11/01/2021	40,500
1,925,000	Lennar Corp 5.60%, 05/31/2015	2,021,250

Principal Amount		Value

Consumer, Cyclical — (continued)
	New Albertsons Inc
$580,000	7.75%, 06/15/2026	$457,475
755,000	6.63%, 06/01/2028	520,950
4,715,000	7.45%, 08/01/2029	3,701,275
75,000	8.70%, 05/01/2030	61,688
1,240,000	8.00%, 05/01/2031	985,800
2,410,000	Owens & Minor Inc 6.35%, 04/15/2016	2,614,214
	Pulte Group Inc
695,000	6.38%, 05/15/2033	649,825
3,615,000	6.00%, 02/15/2035	3,325,800
665,000	Toro Co(e) 6.63%, 05/01/2037	663,179
2,125,000	Toys R Us Inc 7.38%, 10/15/2018	1,917,812
390,902	UAL 2007-1 Pass Through Trust 6.64%, 07/02/2022	418,266
190,646	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016	219,243
660,126	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023	745,942
1,402,469	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024	1,472,592
2,473,216	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019	2,683,439
2,183,342	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015	2,314,343
975,000	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025	965,250
		48,310,306

Consumer, Non-cyclical — 3.05%
620,000	Boston Scientific Corp 6.00%, 01/15/2020	701,764
285,000	Delhaize Group SA 5.70%, 10/01/2040	270,749
1,300,000	DP World Ltd(d) 6.85%, 07/02/2037	1,342,250
	HCA Inc
80,000	6.75%, 07/15/2013	80,000
45,000	5.75%, 03/15/2014	45,900
150,000	6.38%, 01/15/2015	157,125
150,000	7.19%, 11/15/2015	162,000
130,000	5.88%, 03/15/2022	133,412
1,875,000	5.88%, 05/01/2023	1,879,687
395,000	7.50%, 12/15/2023	410,800
575,000	8.36%, 04/15/2024	649,750
765,000	7.69%, 06/15/2025	826,200
1,115,000	7.58%, 09/15/2025	1,181,900
2,505,000	7.05%, 12/01/2027	2,454,900
725,000	7.50%, 11/06/2033	746,750
175,000	7.75%, 07/15/2036	175,875
760,000	RR Donnelley & Sons Co 8.25%, 03/15/2019(c)	798,000

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$370,000	7.88%, 03/15/2021	$	377,400
425,000	ServiceMaster Co 7.00%, 08/15/2020		403,219
425,000	Tenet Healthcare Corp 6.88%, 11/15/2031		365,500
	United Rentals North America Inc
445,000	7.63%, 04/15/2022		481,712
775,000	6.13%, 06/15/2023		771,125
1,565,000	Valeant Pharmaceuticals International(d) 6.38%, 10/15/2020		1,547,394
			15,963,412

Diversified — 0.82%
3,350,000	Servus Luxembourg Holding SCA(d) EUR, 7.75%, 06/15/2018		4,284,194

Energy — 1.95%
1,245,537	Alta Wind Holdings LLC(d) 7.00%, 06/30/2035		1,306,764
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020		37,625
35,000	6.88%, 11/15/2020		37,975
940,000	Connacher Oil & Gas Ltd(d) 8.50%, 08/01/2019		535,800
395,000	DCP Midstream LLC(d) 6.45%, 11/03/2036		415,233
250,000	El Paso LLC 7.80%, 08/01/2031		264,046
500,000	EQT Corp 8.13%, 06/01/2019		609,576
760,000	Halcon Resources Corp 8.88%, 05/15/2021		737,200
3,425,000	Hercules Offshore Inc(d) 8.75%, 07/15/2021		3,425,000
600,000	IFM US Colonial Pipeline 2 LLC(d) 6.45%, 05/01/2021		642,962
1,040,000	Rockies Express Pipeline LLC(d) 6.88%, 04/15/2040		894,400
1,060,000	SandRidge Energy Inc 7.50%, 02/15/2023		1,007,000
295,000	Sidewinder Drilling Inc(d) 9.75%, 11/15/2019		298,688
			10,212,269

Financial — 20.12%
100,000	AGFC Capital Trust I(b)(d) 6.00%, 01/15/2067		75,000
	Ally Financial Inc
159,000	6.75%, 12/01/2014		167,149
255,000	3.13%, 01/15/2016		254,393
552,000	8.00%, 12/31/2018		625,140
869,000	8.00%, 11/01/2031		1,044,972
	American International Group Inc
80,000	5.45%, 05/18/2017		88,187
280,000	5.85%, 01/16/2018		314,835

Principal Amount		Value

Financial — (continued)
$1,000,000	Associates Corp of North America 6.95%, 11/01/2018	$	1,184,301
	Bank of America Corp
800,000	5.49%, 03/15/2019		862,592
1,724,000	7.63%, 06/01/2019		2,071,860
450,000	5.00%, 05/13/2021		479,818
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015		2,839,533
850,000	Camden Property Trust 5.70%, 05/15/2017		945,227
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017		3,241,813
100,000	EUR, 1.47%, 11/30/2017(b)		123,005
5,925,000	3.50%, 05/15/2023		5,321,432
125,000	5.88%, 02/22/2033(c)		120,179
360,000	6.13%, 08/25/2036		352,472
5,000,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(d)(g) 6.13%, 11/30/2019		5,000,000
135,000	Duke Realty LP 5.95%, 02/15/2017		149,807
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022		2,252,134
1,900,000	Forethought Financial Group Inc(d) 8.63%, 04/15/2021		2,189,894
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015		4,249,122
400,000	NZD, 6.75%, 09/26/2016		329,653
680,000	NZD, 5.50%, 02/01/2017		545,845
1,600,000	Goldman Sachs Group Inc 6.75%, 10/01/2037		1,638,982
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020		1,350,458
1,560,000	6.38%, 06/15/2021		1,731,822
2,520,000	HBOS PLC(d) 6.75%, 05/21/2018		2,668,269
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017		2,885,750
2,200,000	7.50%, 04/15/2018		2,582,987
	International Lease Finance Corp
395,000	5.63%, 09/20/2013		397,765
840,000	5.88%, 04/01/2019		848,400
620,000	6.25%, 05/15/2019		637,050
290,000	8.25%, 12/15/2020		325,888
1,325,000	5.88%, 08/15/2022		1,313,406
	iStar Financial Inc
105,000	5.70%, 03/01/2014		106,575
20,000	6.05%, 04/15/2015		20,400
270,000	5.88%, 03/15/2016		275,400
115,000	3.88%, 07/01/2016(c)		110,400
110,000	5.85%, 03/15/2017		112,200
575,000	7.13%, 02/15/2018		596,562
350,000	4.88%, 07/01/2018		329,000
	Jefferies Group LLC
375,000	3.88%, 11/09/2015		388,125
265,000	5.13%, 04/13/2018		276,926
975,000	6.88%, 04/15/2021		1,072,297
1,165,000	5.13%, 01/20/2023		1,156,017
705,000	6.45%, 06/08/2027		694,425
1,140,000	6.25%, 01/15/2036		1,100,100

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018	$993,464
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,109,675
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp(d) 7.38%, 10/01/2017	581,400
2,115,000	Lloyds TSB Bank PLC(d) 6.50%, 09/14/2020	2,254,837
600,000	MBIA Insurance Corp(b)(d) 11.54%, 01/15/2033	513,000
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016	866,246
50,000	EUR, 0.76%, 09/14/2018(b)	59,908
1,900,000	6.11%, 01/29/2037	1,870,290
245,000	MetLife Capital Trust X(d) 9.25%, 04/08/2038	323,400
1,355,000	MetLife Inc(b) 10.75%, 08/01/2039	2,093,475
	Morgan Stanley
100,000	0.76%, 10/15/2015	98,054
1,700,000	AUD, 7.63%, 03/03/2016	1,656,153
300,000	0.73%, 10/18/2016	290,421
1,025,000	AUD, 4.75%, 11/16/2018	928,165
300,000	5.50%, 01/26/2020	322,016
1,500,000	5.75%, 01/25/2021	1,628,178
1,950,000	4.88%, 11/01/2022	1,926,407
3,200,000	3.75%, 02/25/2023	3,060,106
5,600,000	4.10%, 05/22/2023(c)	5,173,946
3,005,000	Mutual of Omaha Insurance Co(d) 6.80%, 06/15/2036	3,473,074
535,000	Penn Mutual Life Insurance Co(d) 6.65%, 06/15/2034	619,203
	ProLogis LP
60,000	5.63%, 11/15/2015	64,984
50,000	5.75%, 04/01/2016	54,891
395,000	6.63%, 05/15/2018	454,645
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%, Perpetual(h)	60,145
905,000	EUR, 5.50%, Perpetual(h)	797,968
620,000	6.10%, 06/10/2023	588,202
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017	63,842
400,000	EUR, 6.93%, 04/09/2018	544,087
50,000	EUR, 4.63%, 09/22/2021	58,753
100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015	107,790
	Santander Issuances SAU(d)
300,000	5.91%, 06/20/2016	318,070
300,000	6.50%, 08/11/2019(b)	305,984
	SLM Corp
100,000	5.00%, 04/15/2015(c)	103,250
100,000	4.63%, 09/25/2017	98,500
3,535,000	8.45%, 06/15/2018	3,923,850
190,000	5.50%, 01/25/2023	180,919
3,035,000	5.63%, 08/01/2033	2,519,050
1,700,000	Societe Generale SA(b)(d)(h) 5.92%, Perpetual	1,606,500

Principal Amount		Value

Financial — (continued)
	Springleaf Finance Corp
$170,000	5.40%, 12/01/2015	$169,575
100,000	5.75%, 09/15/2016	97,750
900,000	6.50%, 09/15/2017	868,500
3,705,000	6.90%, 12/15/2017	3,635,531
	XL Group PLC
575,000	6.38%, 11/15/2024	652,603
725,000	6.25%, 05/15/2027	828,268
		105,392,642

Industrial — 2.73%
1,095,000	Agilent Technologies Inc 6.50%, 11/01/2017	1,263,217
1,650,000	APL Ltd(e) 8.00%, 01/15/2024	1,551,000
1,550,000	Bombardier Inc(d) CAD, 7.35%, 12/22/2026	1,525,167
425,000	Cleaver-Brooks Inc(d) 8.75%, 12/15/2019	446,250
2,030,000	Jack Cooper Holdings Corp(d) 9.25%, 06/01/2020	2,030,000
	Masco Corp
1,000,000	7.75%, 08/01/2029	1,103,941
1,620,000	6.50%, 08/15/2032	1,611,900
386,000	Missouri Pacific Railroad Co(e) 5.00%, 01/01/2045	328,100
865,000	Owens Corning 7.00%, 12/01/2036	925,602
2,200,000	TransDigm Inc 7.50%, 07/15/2021	2,249,500
1,220,000	USG Corp 6.30%, 11/15/2016	1,244,400
		14,279,077

Technology — 0.71%
1,475,000	Amkor Technology Inc(c) 6.38%, 10/01/2022	1,449,188
	First Data Corp(d)
1,535,000	11.25%, 01/15/2021	1,531,162
750,000	10.63%, 06/15/2021	740,625
		3,720,975

Utilities — 2.38%
250,000	AES Corp 4.88%, 05/15/2023	233,125
1,232,283	Bruce Mansfield Unit 6.85%, 06/01/2034	1,334,193
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	1,067,347
1,900,000	6.00%, 02/02/2018(d)	1,957,000
3,800,000	4.90%, 10/01/2019(d)	3,733,500
1,900,000	Enel Finance International NV(d) 6.00%, 10/07/2039	1,754,654

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$1,640,708	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d) 11.25%, 12/01/2018	$1,386,398
75,000	Iberdrola Finance Ireland Ltd(d) 3.80%, 09/11/2014	76,937
1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d) 11.50%, 10/01/2020	934,375
		12,477,529

TOTAL BONDS AND NOTES — 51.87% (Cost $253,631,997)		$271,696,693

CONVERTIBLE BONDS
Basic Materials — 0.25%
1,300,000	United States Steel Corp 2.75%, 04/01/2019	1,282,938

Communications — 1.77%
96,900	Axtel SAB de CV(d)(e)(f)(g) 8.00%, 01/31/2014	12,572
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,676,781
1,045,000	3.75%, 10/15/2018(d)	1,307,556
	Level 3 Communications Inc(e)
995,000	7.00%, 03/15/2015	1,157,931
2,670,000	7.00%, 03/15/2015(d)	3,107,213
61,243	Liberty Interactive LLC 3.50%, 01/15/2031	31,387
		9,293,440

Consumer, Cyclical — 0.52%
1,475,000	Ford Motor Co 4.25%, 11/15/2016	2,665,141
60,000	Meritor Inc(b) 5.20%, 02/15/2019	53,025
		2,718,166

Consumer, Non-cyclical — 0.23%
160,000	Hologic Inc(f) 0.38%, 03/01/2018	158,300
570,000	Omnicare Inc 3.75%, 12/15/2025	1,054,500
		1,212,800

Energy — 1.02%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	372,188
2,520,000	2.50%, 05/15/2037(c)	2,373,525

Principal Amount		Value

Energy — (continued)
$2,990,000	2.25%, 12/15/2038	$2,619,987
		5,365,700

Financial — 0.50%
315,000	iStar Financial Inc 3.00%, 11/15/2016	373,669
195,000	Jefferies Group LLC 3.88%, 11/01/2029	207,797
1,810,000	Old Republic International Corp(c) 3.75%, 03/15/2018	2,036,250
		2,617,716

Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	111,387

Technology — 3.55%
	Intel Corp
2,585,000	2.95%, 12/15/2035	2,812,803
6,090,000	3.25%, 08/01/2039	7,760,944
	Micron Technology Inc
3,835,000	1.88%, 08/01/2031	5,953,837
945,000	2.38%, 05/01/2032(d)	1,509,637
340,000	3.13%, 05/01/2032(d)	542,513
		18,579,734

TOTAL CONVERTIBLE BONDS — 7.86% (Cost $32,704,351)		$41,181,881

FOREIGN GOVERNMENT BONDS AND NOTES
6,995,000	Autonomous Community of Madrid Spain ADR(d) EUR, 4.30%, 09/15/2026	7,379,850
	Canadian Government Bond
13,620,000	CAD, 2.50%, 06/01/2015	13,263,474
3,625,000	CAD, 3.00%, 12/01/2015	3,584,293
7,880,000	CAD, 4.25%, 06/01/2018	8,343,869
605,000	City of Rome Italy EUR, 5.35%, 01/27/2048	724,494
16,400,000,000	Export-Import Bank of Korea(d) IDR, 6.60%, 11/04/2013	1,611,915
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	14,417,782
9,600,000	International Bank for Reconstruction & Development SGD, 1.43%, 03/05/2014	7,618,492
	Ireland Government Bond
955,000	EUR, 4.50%, 10/18/2018	1,325,782
1,450,000	EUR, 4.50%, 04/18/2020	1,970,457
200,000	EUR, 5.00%, 10/18/2020	278,942
3,150,000	EUR, 5.40%, 03/13/2025	4,445,081
	Italy Buoni Poliennali Del Tesoro
85,000	EUR, 5.25%, 11/01/2029	115,386
85,000	EUR, 5.75%, 02/01/2033	121,636
85,000	EUR, 5.00%, 08/01/2034	111,868

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
	Mexican Bonos
$83,500,000	MXP, 6.50%, 06/10/2021	$6,728,861
73,050,000	MXP, 8.00%, 12/07/2023	6,549,984
	New South Wales Treasury Corp
3,830,000	AUD, 5.50%, 08/01/2013	3,510,434
8,775,000	AUD, 6.00%, 02/01/2018	8,856,664
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	3,221,067
34,725,000	NOK, 4.25%, 05/19/2017	6,261,001
	Portugal Obrigacoes do Tesouro OT
175,000	EUR, 4.80%, 06/15/2020	210,248
665,000	EUR, 3.85%, 04/15/2021	738,939
1,625,000	EUR, 4.95%, 10/25/2023	1,886,520
45,000	EUR, 4.10%, 04/15/2037	40,801
300,000	Portugal Telecom International Finance BV EUR, 4.38%, 03/24/2017	390,981
1,446,666	Province of Alberta Canada CAD, 5.93%, 09/16/2016	1,479,019
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 20.08% (Cost $98,313,978)		$105,187,840

MORTGAGE-BACKED SECURITIES
200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM(b) 5.98%, 08/10/2045	192,272
TOTAL MORTGAGE-BACKED SECURITIES — 0.04% (Cost $191,915)		$192,272

MUNICIPAL BONDS AND NOTES
1,690,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	1,452,183
1,495,000	State of Illinois 5.52%, 04/01/2038	1,327,650
4,495,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,375,206
TOTAL MUNICIPAL BONDS AND NOTES — 1.17% (Cost $7,666,230)		$6,155,039

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,845,000	0.25%, 10/31/2014	4,846,894
4,845,000	0.13%, 12/31/2014(c)	4,836,294
4,845,000	0.38%, 11/15/2015	4,834,399
5,465,000	0.25%, 12/15/2015	5,432,123
10,640,000	2.75%, 11/15/2042	9,173,680
11,915,000	2.88%, 05/15/2043	10,544,961
TOTAL U.S. TREASURY BONDS AND NOTES — 7.57% (Cost $40,474,834)		$39,668,351

Shares		Value

COMMON STOCK
Basic Materials — 0.74%
26,521	PPG Industries Inc	$3,882,939

Communications — 0.14%
51,679	Corning Inc	735,392

Consumer, Non-cyclical — 2.30%
53,871	Valeant Pharmaceuticals International Inc (i)	4,637,216
92,975	Vertex Pharmaceuticals Inc (i)	7,425,913
		12,063,129

Energy — 0.17%
42,007	Chesapeake Energy Corp	856,103

Industrial — 0.14%
26,029	Owens-Illinois Inc (i)	723,346
TOTAL COMMON STOCK — 3.49% (Cost $7,947,308)		$18,260,909

CONVERTIBLE PREFERRED STOCK
Communication — 0.39%
2,175	Lucent Technologies Capital Trust I, 7.75%	2,055,375

Energy — 0.11%
240	Chesapeake Energy Corp, 5.75%(d)	246,150
3,999	SandRidge Energy Inc, 7.00%	342,664
		588,814

Financial — 0.22%
21,876	Weyerhaeuser Co Class A, 6.38%(i)	1,115,676

Utilities — 0.06%
6,004	AES Trust III, 6.75%(c)	303,202

TOTAL CONVERTIBLE PREFERRED STOCK — 0.78% (Cost $3,695,707)		$4,063,067

PREFERRED STOCK
Basic Materials — 0.24%
70,250	Cliffs Natural Resources Inc (c)(i)	1,246,235

Consumer, Cyclical — 1.09%
99,730	General Motors Co	4,818,205

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
17,850	Goodyear Tire & Rubber Co	$881,344
		5,699,549

Energy — 0.40%
415	Chesapeake Energy Corp (c)	36,961
3,506	Chesapeake Energy Corp	299,982
30,000	El Paso Energy Capital Trust I	1,754,064
		2,091,007

Financial — 0.73%
1,513	Ally Financial Inc (d)	1,438,059
1,484	Bank of America Corp	1,652,805
3,200	Health Care REIT Inc	194,900
10,955	SLM Corp	541,287
		3,827,051

Utilities — 0.18%
25,000	Southern California Edison Co	605,002
3,600	Union Electric Co	343,800
		948,802

TOTAL PREFERRED STOCK — 2.64% (Cost $11,563,779)		$13,812,644

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.21%
$16,837,000	Federal Home Loan Mortgage Corp(j) 0.00%, 07/01/2013	16,836,999

Reverse Repurchase Agreements — 2.72%
3,387,907	Undivided interest of 12.42% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $3,387,907 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (k)	3,387,907

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$3,387,907	Undivided interest of 13.82% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $3,387,907 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (k)	$3,387,907

713,170	Undivided interest of 5.57% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $713,170 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (k)	713,170

3,387,908	Undivided interest of 6.91% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $3,387,908 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (k)	3,387,908

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$3,387,908	Undivided interest of 6.99% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $3,387,908 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp Securities, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (k)	$3,387,908
		14,264,800

TOTAL SHORT TERM INVESTMENTS — 5.93% (Cost $31,101,799)		$31,101,799

TOTAL INVESTMENTS — 101.75% (Cost $488,585,238)		$532,986,316
OTHER ASSETS & LIABILITIES, NET — (1.75)%		$(9,152,619)
TOTAL NET ASSETS — 100.00%		$523,833,697

(a)

Security in default; some interest payments received during the last 12 months. At June 28, 2013, the aggregate fair value of the securities in default was $1,279,532, representing 0.24% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2013.
(c)	A portion or all of the security is on loan at June 28, 2013.
(d)	Restricted security; at June 28, 2013, the aggregate cost and fair value of restricted securities was $72,835,461 and $76,022,360, respectively, representing 14.51% of net assets.
(e)	Illiquid security; at June 28, 2013, the aggregate cost and fair value of illiquid securities was $7,982,496 and $8,811,995, respectively, representing 1.68% of net assets.
(f)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 28, 2013. Maturity date disclosed represents final maturity date.

(g)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Non-income producing security.
(j)	The security’s yield to maturity was less than 0.01%.
(k)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Loomis Sayles Bond Fund

ASSETS:
Investments in securities, fair value (including $13,924,875 of securities on loan)(a)	$518,721,516
Reverse repurchase agreements, fair value(b)	14,264,800
Cash	10,953,516
Cash denominated in foreign currencies(c)	101,894
Dividends and interest receivable	5,771,794
Subscriptions receivable	720,074
Receivable for investments sold	94,685

Total Assets	550,628,279

LIABILITIES:
Payable to investment adviser	346,041
Payable upon return of securities loaned	14,264,800
Redemptions payable	972,616
Payable for investments purchased	11,211,125

Total Liabilities	26,794,582

NET ASSETS	$523,833,697

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,912,800
Paid-in capital in excess of par	470,037,271
Net unrealized appreciation on investments and foreign currency translations	44,400,517
Undistributed net investment income	888,276
Accumulated net realized gain on investments and foreign currency transactions	4,594,833

TOTAL NET ASSETS	$523,833,697

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	39,127,999

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$13.39

(a) Cost of investments	$474,320,438
(b) Cost of reverse repurchase agreements	$14,264,800
(c) Cost of cash denominated in foreign currencies	$102,455

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Loomis Sayles Bond Fund

INVESTMENT INCOME:
Interest	$10,945,483
Income from securities lending	48,933
Dividends	495,017

Total Income	11,489,433

EXPENSES:
Management fees	2,007,003

Total Expenses	2,007,003

NET INVESTMENT INCOME	9,482,430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	2,954,288
Net change in unrealized depreciation on investments and foreign currency translations	(3,340,433)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(386,145)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,096,285

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

Great-West Loomis Sayles Bond Fund	2013 (Unaudited)	2012

OPERATIONS:
Net investment income	$9,482,430	$20,563,120
Net realized gain on investments	2,954,288	4,578,173
Net change in unrealized appreciation (depreciation) on investments	(3,340,433)	32,685,434

Net Increase in Net Assets Resulting from Operations	9,096,285	57,826,727

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,609,740)	(19,779,649)
From net realized gains	–	(2,411,154)

Total Distributions	(8,609,740)	(22,190,803)

CAPITAL SHARE TRANSACTIONS:
Shares sold	187,888,792	199,775,811
Shares issued in reinvestment of distributions	8,609,740	22,190,803
Shares redeemed	(109,900,883)	(165,885,048)

Net Increase in Net Assets Resulting from Capital Share Transactions	86,597,649	56,081,566

Total Increase in Net Assets	87,084,194	91,717,490

NET ASSETS:
Beginning of period	436,749,503	345,032,013

End of period (a)	$523,833,697	$436,749,503

CAPITAL SHARE TRANSACTIONS—SHARES:
Shares sold	13,630,193	15,365,998
Shares issued in reinvestment of distributions	644,442	1,704,774
Shares redeemed	(8,035,922)	(12,732,907)

Net Increase	6,238,713	4,337,865

(a) Including undistributed net investment income:	$888,276	$15,586

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
Great-West Loomis Sayles Bond Fund - Initial Class	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF PERIOD	$13.28		$12.08		$12.28	$11.64	$8.91	$12.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.29	(a)	0.67	(a)	0.72	0.81	0.65	0.93
Net realized and unrealized gain (loss)	0.04		1.25		(0.17)	0.65	2.71	(3.60)

Total From Investment Operations	0.33		1.92		0.55	1.46	3.36	(2.67)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.64)		(0.75)	(0.82)	(0.63)	(0.91)
From net realized gains	–		(0.08)		–	–	–	(0.06)

Total Distributions	(0.22)		(0.72)		(0.75)	(0.82)	(0.63)	(0.97)

NET ASSET VALUE, END OF PERIOD	$13.39		$13.28		$12.08	$12.28	$11.64	$8.91

TOTAL RETURN(b)	2.51%	(c)	16.03%		4.43%	12.77%	38.46%	(21.74%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$523,834		$436,750		$345,032	$357,111	$368,286	$285,246
Ratio of expenses to average net assets	0.90%	(d)	0.90%		0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	4.25%	(d)	5.16%		5.11%	5.44%	6.03%	6.24%
Portfolio turnover rate	7%	(c)	20%		20%	21%	29%	28%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained

  Semi-Annual Report - June 28, 2013

from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no significant transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$—	$386,289	$1,279,532	$1,665,821
Bonds and Notes	—	269,486,179	2,210,514	271,696,693
Convertible Bonds	—	41,169,309	12,572	41,181,881
Foreign Government Bonds and Notes	—	105,187,840	—	105,187,840
Mortgage-Backed Securities	—	192,272	—	192,272
Municipal Bonds and Notes	—	6,155,039	—	6,155,039
U.S. Treasury Bonds and Notes	—	39,668,351	—	39,668,351
Equity Investments:(a)
Convertible Preferred Stock	—	4,063,067	—	4,063,067
Domestic Common Stock	13,623,693	—	—	13,623,693
Foreign Common Stock	4,637,216	—	—	4,637,216
Preferred Stock	2,736,324	11,076,320	—	13,812,644
Short Term Investments (a)	—	31,101,799	—	31,101,799

Total Investments	$20,997,233	$508,486,465	$3,502,618	$532,986,316

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions,

  Semi-Annual Report - June 28, 2013

and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

  Semi-Annual Report - June 28, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $88,695,319 and $31,100,541, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $21,988,728 and $255,000, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $488,586,127. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $55,355,547 and gross depreciation of securities in which there was an excess of tax cost over value of $10,955,358 resulting in net appreciation of $44,400,189.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $13,924,875 and received collateral of $14,264,800 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”).The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Portfolio. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of similar funds. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2012, the Fund was in the first, first, second and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that although the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the respective average and median contractual management fees and management fees less estimated intermediary fees of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the median and the same as the average management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.        DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013